CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Accounts Payable and Accrued Liabilities (Details) ₽ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
Accounts Payable and Accrued Liabilities
Trade accounts payable and accrued liabilities	$ 159.8	₽ 9,202.0	₽ 7,852.0
Salary and other compensation expenses payable/accrued to employees	33.2	1,909.0	1,680.0
Total accounts payable and accrued liabilities	$ 193.0	₽ 11,111.0	₽ 9,532.0